FAIR VALUE OF ASSETS AND LIABILITIES - Quantitative Disclosures for Level 3 Fair Value Measurements (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Related Allowance	$ 732	$ 704	$ 2,066
Recorded Investment	17,483	16,347	14,098	$ 17,817
Provision for loan losses	111	40	1,828
Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Recorded Investment	9,061	8,422	6,458
Cost
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Recorded Investment	8,422	7,925	7,640
Fair Value, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 11,259	$ 10,648	$ 14,616
Impaired loans | Measurement Input, Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.15	0.15	0.15
Impaired loans | Measurement Input, Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.20	0.20	0.20
Impaired loans | Fair Value, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 8,329	$ 7,718	$ 4,392
Foreclosed assets | Measurement Input, Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.10	0.10	0.10
Foreclosed assets | Measurement Input, Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.15	0.15	0.15
Foreclosed assets | Fair Value, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 2,930	$ 2,930	$ 10,224